                            PACIFIC HORIZON FUNDS, INC.

                  Aggressive Growth, Asset Allocation, Blue Chip,
                 Capital Income, Corporate Bond, Intermediate Bond
                and U.S. Government Securities Funds (the "Funds")

                         Supplement dated January 31, 1997
                        to Prospectuses dated July 1, 1996

1. Accounts under Section 403(b)(7) of the Internal Revenue Code of 1986, as amended, are now permitted to purchase K Shares of the Funds.

2. The following exemption is added with respect to each Fund to the types of transactions exempt from the front-end sales load applicable with respect to A Shares below the heading "SHAREHOLDER GUIDE -- HOW TO BUY SHARES -- How Are Shares Priced? -- WHEN NO FRONT-END SALES LOAD IS APPLIED" in the Prospectuses:

        - any purchase of shares by eligible deferred compensation plans under
          Section 457 of the Internal Revenue Code of 1986, as amended.

3. The following exemptions are added with respect to each Fund to the list of individuals exempt from the front-end sales load applicable with respect to A Shares below the heading "SHAREHOLDER GUIDE -- HOW TO BUY SHARES -- How Are Shares Priced? -- WHEN NO FRONT-END SALES LOAD IS APPLIED" in the Prospectuses:

        - purchases by former members of the Company's Board of Directors with the designation of director emeritus.

        - purchases by Lucky Store Cardholders during periodic promotions under the Periodic No-Load to Lucky Store Cardholders Program (the "Program") (initial purchase only; a front-end sales load will apply to any other purchases unless another exemption is available). (Promotional material will delineate the beginning and ending date during which shares of the Funds may be purchased without a front-end sales load pursuant to the Program).

4. Effective November 1, 1996, The BISYS Group, Inc. ("BISYS"), through its wholly-owned subsidiary BISYS Fund Services, L.P., serves as: administrator of the Funds pursuant to the terms of an Administration Agreement between the Company and BISYS (the "New Administration Agreement") and as administrator of the investment portfolios of Master Investment Trust, Series I ("Master I") corresponding to the Asset Allocation Fund, Blue Chip Fund and Intermediate Bond Fund (the "Master Portfolios") pursuant to the terms of an Administration Agreement between Master I and BISYS (the "New Master I Administration Agreement"). BISYS has replaced the Funds' and Master Portfolios' prior administrator, Concord Holding Corporation ("Concord"), an indirect, wholly-owned subsidiary of BISYS. BISYS has offices at 3435 Stelzer Road, Columbus, Ohio 43219 and 150 Clove Road, Little Falls, New Jersey 07424.

     The terms and conditions of the New Administration Agreement and the New Master I Administration Agreement are substantially the same as the respective prior corresponding administration agreements with Concord, including the administration fees payable by the Funds and Master Portfolios.

PHM-0079

                            PACIFIC HORIZON FUNDS, INC.

                      National Municipal Bond and California
                        Tax-Exempt Bond Funds (the "Funds")

                         Supplement dated January 31, 1997
                         to Prospectus dated July 1, 1996

1. The following exemptions are added with respect to each Fund to the list of individuals exempt from the front-end sales load applicable with respect to A Shares below the heading "Shareholder Guide -- How To Buy Shares -- How Are Shares Priced? -- When No Front-End Sales Load is Applied" in the Prospectus:

     - purchases by former members of the Company's Board of Directors with the designation of director emeritus.

     - purchases by Lucky Store Cardholders during periodic promotions under the Periodic No-Load to Lucky Store Cardholders Program (the "Program") (initial purchase only; a front-end sales load will apply to any other purchases unless another exemption is available). (Promotional material will delineate the beginning and ending date during which shares of the Funds may be purchased without a front-end sales load pursuant to the Program).

2. Effective November 1, 1996, The BISYS Group, Inc. ("BISYS"), through its wholly-owned subsidiary BISYS Fund Services, L.P., serves as administrator of the Funds pursuant to the terms of an Administration Agreement between the Company and BISYS (the "New Administration Agreement"). BISYS has replaced the Funds' prior administrator, Concord Holding Corporation ("Concord"), an indirect, wholly-owned subsidiary of BISYS. BISYS has offices at 3435 Stelzer Road, Columbus, Ohio 43219 and 150 Clove Road, Little Falls, New Jersey 07424.

     The terms and conditions of the New Administration Agreement are substantially the same as the prior administration agreement with Concord, including the administration fees payable by the Funds.

PHM-0080

                            PACIFIC HORIZON FUNDS, INC.

                        Asset Allocation Fund (the "Fund")

                         Supplement dated January 31, 1997
                         to Prospectus dated July 1, 1996

1. Accounts under Section 403(b)(7) of the Internal Revenue Code of 1986, as amended, are now permitted to purchase K Shares of the Fund.

2. The following exemption is added to the types of transactions exempt from the front-end sales load applicable with respect to A Shares below the heading "Shareholder Guide -- How To Buy Shares -- How Are Shares Priced? -- When No Front-End Sales Load is Applied" in the Prospectus:

     - any purchase of shares by eligible deferred compensation plans under
       Section 457 of the Internal Revenue Code of 1986, as amended.

3. The following exemptions are added to the list of individuals exempt from the front-end sales load applicable with respect to A Shares below the heading "Shareholder Guide -- How To Buy Shares -- How Are Shares Priced? -- When No Front-End Sales Load is Applied" in the Prospectus:

     - purchases by former members of the Company's Board of Directors with the designation of director emeritus.

     - purchases by Lucky Store Cardholders during periodic promotions under the Periodic No-Load to Lucky Store Cardholders Program (the "Program") (initial purchase only; a front-end sales load will apply to any other purchases unless another exemption is available). (Promotional material will delineate the beginning and ending date during which shares of the Fund may be purchased without a front-end sales load pursuant to the Program).

4. Effective November 1, 1996, The BISYS Group, Inc. ("BISYS"), through its wholly-owned subsidiary BISYS Fund Services, L.P., serves as administrator of the Fund pursuant to the terms of an Administration Agreement between the Company and BISYS (the "New Administration Agreement") and as administrator of the investment portfolio of Master Investment Trust, Series I ("Master I") corresponding to the Fund (the "Master Portfolio") pursuant to the terms of an Administration Agreement between Master I and BISYS (the "New Master I Administration Agreement"). BISYS has replaced the Fund's and Master Portfolio's prior administrator, Concord Holding Corporation ("Concord"), an indirect, wholly-owned subsidiary of BISYS. BISYS has offices at 3435 Stelzer Road, Columbus, Ohio 43219 and 150 Clove Road, Little Falls, New Jersey 07424.

The terms and conditions of the New Administration Agreement and the New Master I Administration Agreement are substantially the same as the respective prior corresponding administration agreements with Concord, including the administration fees payable by the Fund and Master Portfolio.

                            PACIFIC HORIZON FUNDS, INC.

                    Pacific Horizon Short-Term Government Fund
                                   (the "Fund")
                         Supplement dated January 31, 1997
                                      to the
                          Prospectus dated July 30, 1996

This Supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with the Prospectus.

1. FINANCIAL HIGHLIGHTS

The table below shows certain information concerning the investment results for the Fund for the period indicated. The Fund commenced operations on August 2, 1996 by offering a single series of shares known as A Shares.

The financial data included in this table has been derived from unaudited financial statements and notes which are incorporated by reference into the Statement of Additional Information. The Financial Highlights should be read in conjunction with such financial statements and notes thereto. Further information about the performance of the Fund is available in the semi-annual report to shareholders. Both the Statement of Additional Information and the semi-annual report to shareholders may be obtained from the Fund free of charge by calling 800-332-3863.

Selected data for an A Share of common stock outstanding throughout the period indicated:

                                                                                               PERIOD ENDED
                                                                                            AUGUST 31, 1996(A)
                                                                                               (UNAUDITED)
                                                                                            ------------------
Net asset value per share, beginning of period...........................................        $  10.00
                                                                                                   ------
Income from Investment Operations:
  Net investment income..................................................................            0.05
  Net realized and unrealized losses on securities.......................................           (0.02)
                                                                                                   ------
Total income from investment operations..................................................            0.03
                                                                                                   ------
Less dividends and distributions:
  Dividends from net investment income...................................................           (0.05)
                                                                                                   ------
Net change in net asset value per share..................................................           (0.02)
                                                                                                   ------
Net asset value per share, end of period.................................................        $   9.98
                                                                                                   ======
Total return.............................................................................            0.26%+
Ratios/Supplemental Data:
Net assets, end of period (000)..........................................................        $  2,959
Ratio of expenses to average net assets..................................................            0.00%++
Ratio of net investment income to average net assets.....................................            6.04%++
Ratio of expenses to average net assets*.................................................           22.11%++
Ratio of net investment loss to average net assets*......................................          (16.08%)++
Portfolio turnover rate..................................................................               5%
(a)    For the period August 2, 1996 (commencement of operations) through August 31, 1996.
+      Not annualized and does not include the effect of the maximum 4.50% sales charge.
++     Annualized.
*      During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

2. The following exemption is added to the types of transactions exempt from the front-end sales load applicable with respect to A Shares below the heading "Shareholder Guide -- How To Buy Shares -- How Are Shares Priced? -- When No Front-End Sales Load is Applied" in the Prospectus:

     - any purchase of shares by eligible deferred compensation plans under
       Section 457 of the Internal Revenue Code of 1986, as amended.

3. The following exemptions are added to the list of individuals exempt from the front-end sales load applicable with respect to A Shares below the heading "Shareholder Guide -- How To Buy Shares -- How Are Shares Priced? -- When No Front-End Sales Load is Applied" in the Prospectus:

     - purchases by former members of the Company's Board of Directors with the designation of director emeritus.

     - purchases by Lucky Store Cardholders during periodic promotions under the Periodic No-Load to Lucky Store Cardholders Program (the "Program") (initial purchase only; a front-end sales load will apply to any other purchases unless another exemption is available). (Promotional material will delineate the beginning and ending date during which shares of the Fund may be purchased without a front-end sales load pursuant to the Program).

4. Effective November 1, 1996, The BISYS Group, Inc. ("BISYS"), through its wholly-owned subsidiary BISYS Fund Services, L.P., serves as administrator of the Fund pursuant to the terms of an Administration Agreement between the Company and BISYS (the "New Administration Agreement"). BISYS has replaced the Fund's prior administrator, Concord Holding Corporation ("Concord"), an indirect, wholly-owned subsidiary of BISYS. BISYS has offices at 3435 Stelzer Road, Columbus, Ohio 43219 and 150 Clove Road, Little Falls, New Jersey 07424.

The terms and conditions of the New Administration Agreement are substantially the same as the prior administration agreement with Concord, including the administration fee payable by the Fund.

PHM-0078

                            PACIFIC HORIZON FUNDS, INC.

                      International Equity Fund (the "Fund")

                         Supplement dated January 31, 1997
                        to Prospectus dated January 1, 1997

1. Accounts under Section 403(b)(7) of the Internal Revenue Code of 1986, as amended, are now permitted to purchase K Shares of the Fund.

2. The following exemption is added to the types of transactions exempt from the front-end sales load applicable with respect to A Shares below the heading "Shareholder Guide -- How To Buy Shares -- How Are Shares Priced? -- When No Front-End Sales Load is Applied" in the Prospectus:

     - any purchase of shares by eligible deferred compensation plans under
       Section 457 of the Internal Revenue Code of 1986, as amended.

3. The following exemptions are added to the list of individuals exempt from the front-end sales load applicable with respect to A Shares below the heading "Shareholder Guide -- How To Buy Shares -- How Are Shares Priced? -- When No Front-End Sales Load is Applied" in the Prospectus:

     - purchases by former members of the Company's Board of Directors with the designation of director emeritus.

     - purchases by Lucky Store Cardholders during periodic promotions under the Periodic No-Load to Lucky Store Cardholders Program (the "Program") (initial purchase only; a front-end sales load will apply to any other purchases unless another exemption is available). (Promotional material will delineate the beginning and ending date during which shares of the Fund may be purchased without a front-end sales load pursuant to the Program).

PHM-0082

                            PACIFIC HORIZON FUNDS, INC.

              Prime, Treasury, Government, Treasury Only, Tax-Exempt Money and California Tax-Exempt Money Market Funds (the "Funds")

                         Supplement dated January 31, 1997
                        to Prospectuses dated July 1, 1996

1. Effective January 1997, the Special Management Services Agreement with respect to the Funds' Pacific Horizon Shares was terminated and replaced by the Special Management Services Plan. Fees payable by the Funds' Pacific Horizon Shares pursuant to the Special Management Services Plan are the same as those payable pursuant to the Special Management Services Agreement.

     Under the Special Management Services Plan, securities dealers, financial institutions and other industry professionals that are shareholders or dealers of record or which have a servicing relationship ("Shareholder Organizations") with beneficial owners of the Funds' Pacific Horizon Shares have agreed to provide the following support services to their clients: aggregating and processing purchase and redemption requests for Pacific Horizon Shares and placing net purchase and redemption orders; providing a service that invests the assets of shareholder accounts in Pacific Horizon Shares pursuant to specific or pre-authorized instructions; processing dividend payments; providing statements periodically to shareholders showing their positions in Pacific Horizon Shares; providing subaccounting or the information necessary for subaccounting; if required by law, forwarding shareholder communications (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to shareholders; forwarding to shareholders proxy statements and proxies containing any proposals regarding the Special Management Services Plan or related agreements; developing and monitoring investor programs offered from time to time; providing dedicated walk-in and telephone facilities to handle shareholder inquiries and serve shareholder needs; providing and maintaining specialized systems for automatic investments; maintaining the registration or qualification of Pacific Horizon Shares for sale under state securities laws; paying for the operation of arrangements that facilitate same-day purchases by shareholders; assuming the expenses of payments made to third parties for services provided in connection with the investments of their customers in Pacific Horizon Shares; and providing various other services (such as the provision of a facility to receive purchase and redemption orders) for shareholders who have made a minimum initial investment of less than $500,000.

     In consideration of the services provided pursuant to the Special Management Services Plan, Shareholder Organizations are entitled to receive a fee, computed daily and payable monthly at the annual rate of up to 0.32% of the average daily net asset value of each Fund's Pacific Horizon Shares (0.35% of the average daily net asset value of the California Tax-Exempt Money Market Fund's Pacific Horizon Shares) beneficially owned by clients of such Shareholder Organizations. The fees paid under the Special Management Services Plan are for services provided by Shareholder Organizations to their clients who beneficially own Pacific Horizon Shares of the Funds and are not borne by the Funds' Horizon Shares or Horizon Service Shares, by X Shares or S Shares of the Prime and Treasury Funds or by X Shares of the California Tax-Exempt Money Market Fund.

2. Effective November 1, 1996, The BISYS Group, Inc. ("BISYS"), through its wholly-owned subsidiary BISYS Fund Services, L.P., serves as the Funds' administrator pursuant to the terms of a Basic Administrative Services Agreement between the Company and BISYS (the "BISYS Agreement"). BISYS has replaced the Funds' prior administrator, Concord Holding Corporation ("Concord"), an indirect, wholly owned subsidiary of BISYS. BISYS has offices at 3435 Stelzer Road, Columbus, Ohio 43219 and 150 Clove Road, Little Falls, New Jersey 07424.

     The terms and conditions of the BISYS Agreement and the prior administration agreement with Concord are substantially the same, including the administration fees payable by the Funds.

PHM-0081

                           PACIFIC HORIZON FUNDS, INC.


                   PRIME, TREASURY, GOVERNMENT, TREASURY ONLY,
                   TAX-EXEMPT MONEY AND CALIFORNIA TAX-EXEMPT
                        MONEY MARKET FUNDS (THE "FUNDS")

                      SUPPLEMENT DATED JANUARY 31, 1997 TO
                       STATEMENT OF ADDITIONAL INFORMATION
                               DATED JULY 1, 1996


1. Effective November 1, 1996, The BISYS Group, Inc. ("BISYS"), through its wholly-owned subsidiary BISYS Fund Services, L.P., serves as the Funds' administrator pursuant to the terms of a Basic Administrative Services Agreement between the Company and BISYS (the "BISYS Agreement"). BISYS has replaced the Funds' prior administrator, Concord Holding Corporation ("Concord"), an indirect, wholly-owned subsidiary of BISYS. BISYS has offices at 3435 Stelzer Road, Columbus, Ohio 43219 and 150 Clove Road, Little Falls, New Jersey 07424.

         The terms and conditions of the BISYS Agreement and the prior administration agreement with Concord are substantially the same, including the administration fees payable by the Funds.


2. The following replaces the first three paragraphs of the section entitled "MANAGEMENT OF THE FUNDS - SPECIAL MANAGEMENT SERVICES AGREEMENT" on page 63:

SPECIAL MANAGEMENT SERVICES PLAN

         Effective January 1997, the Special Management Services Agreement with respect to the Funds' Pacific Horizon Shares was terminated and replaced by the Special Management Services Plan. Fees payable by the Funds' Pacific Horizon Shares pursuant to the Special Management Services Plan are the same as those payable pursuant to the Special Management Services Agreement. Shareholder Organizations provide services to their clients who beneficially own Pacific Horizon Shares of the Funds as described in the prospectuses pursuant to the Special Management Services Plan.

         Unless sooner terminated, the Special Management Services Plan (and any agreement entered into pursuant to such Plan) will continue until October 31, 1997 and thereafter shall continue automatically for successive annual periods provided such continuance is approved at least annually by a majority of the Board of Directors, including a majority of the directors who are not "interested persons" (as defined in the 1940 Act) of the Company and have no direct or indirect financial interest in the operation of the Special Management Services Plan or in any agreement related to such Plan (the "Disinterested Directors") by vote cast in person at a meeting called for such purpose. The selection and nomination of the directors who are not "interested persons" of the Company shall be committed to such Disinterested Directors. In addition, any material amendment to the terms of the Special Management Services Plan shall become effective only upon the approval of a majority of the Disinterested Directors. The Special Management Services Plan is terminable at any time with respect to Pacific Horizon Shares of any Fund by vote of a majority of the Disinterested Directors. Any agreement entered into pursuant to the Special Management Services Plan is terminable with respect to Pacific Horizon Shares of any Fund without penalty at any time by the Company (which termination may be by vote of a majority of the Disinterested Directors) or by a Shareholder Organization upon notice to the Company.

         In consideration of the services provided pursuant to the Special Management Services Plan, Shareholder Organizations are entitled to receive a fee, computed daily and payable monthly at the annual rate of up to 0.32% of the average daily net asset value of each Fund's Pacific Horizon Shares (0.35% for the California Tax-Exempt Money Market Fund) beneficially owned by clients of such Shareholder Organizations. The Special Management Services Plan provides that a written report of the amounts expended under such Plan, and the purposes for which such expenditures were incurred, will be made to the Board of Directors for its review at least quarterly.

3. The last paragraph of the section entitled "MANAGEMENT OF THE FUNDS - SPECIAL MANAGEMENT SERVICES AGREEMENT" on page 65 is eliminated.

4. The second sentence of the third paragraph under the heading "GENERAL INFORMATION - DESCRIPTION OF SHARES" on page 78 is amended and restated as follows:

         Pacific Horizon Shares beneficially owned by clients of Shareholder Organizations bear the fees payable under a Special Management Services Plan, which are payable at the annual rate of up to 0.32% of the average daily net asset value of each Fund's Pacific Horizon Shares (0.35% with respect to the California Tax-Exempt Money Market Fund).

5. The seventh sentence of the third paragraph under the heading "GENERAL INFORMATION - DESCRIPTION OF SHARES" on page 79 is amended and restated as follows:

         Only Pacific Horizon Shares beneficially owned by clients of Shareholder Organizations bear the fees payable under the Special Management Services Plan.

6. Elsewhere throughout the Statement of Additional Information the term "Special Management Services Agreement" shall be replaced by the term "Special Management Services Plan."